Exhibit 1

Cold Storage Trust 2020-ICE5

Commercial Mortgage Pass-Through Certificates, Series 2020-ICE5

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

15 October 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs Bank USA Goldman Sachs & Co. LLC Goldman Sachs Mortgage Company 200 West Street New York, New York 10282	Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	Cold Storage Trust 2020-ICE5 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2020-ICE5 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, GS Mortgage Securities Corporation II (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 October 2020

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes issued by 46 Delaware limited liability companies, evidencing a three-year (subject to two consecutive one-year extension options) floating-rate, interest-only mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by, among other things, cross-collateralized and cross-defaulted first mortgage liens on the borrowers’ interests in 46 temperature-controlled warehouses and distribution facilities located in 19 states (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 25 October 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 4

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the fully extended amortization term of the Mortgage Loan (the “Fully Extended Amortization Term”),
d.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”) and
e.	Use the “Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Margin,
b.	LIBOR Floor and
c.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 0.1558% that was provided by the Depositor, we recalculated the “Mortgage Loan Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Margin and
b.	LIBOR Strike Cap,

as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Trust Interest Rate (At LIBOR Cap) and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Monthly Payment,
ii.	Trust Annual Debt Service and
iii.	Trust Annual Debt Service at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 4

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service” of the Mortgage Loan as twelve (12) times the “Trust Monthly Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap” of the Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360 and

b.	12.

11.	Using the:
a.	Trust Annual Debt Service,
b.	Trust Annual Debt Service at LIBOR Cap,
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	Cut-off Date Balance ($),
f.	Allocated Loan Amount ($),
g.	Balloon Balance ($),
h.	Pre-Acquisition As-Is Appraised Value ($),
i.	Post-Acquisition As-Is Appraised Value with Portfolio Premium ($) and
j.	Units, Pads, Rooms, Sq Ft,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	NCF DSCR at LIBOR Cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Cut-off Date LTV Ratio (%),
vii.	LTV Ratio at Maturity (%),
viii.	% of Initial Pool Balance and
ix.	Loan Per Unit ($)

of the Mortgage Loan and, with respect to item viii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Use the “Pre-Acquisition As-Is Appraised Value ($)” to recalculate the characteristic listed in vi. above,
b.	Use the “Post-Acquisition As-Is Appraised Value with Portfolio Premium ($)” to recalculate the characteristic listed in vii. above,
c.	Round the characteristics listed in i. through iii. above to two decimal places and
d.	Round the characteristics listed in iv. through vii. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Amended, Restated and Consolidated Promissory Notes (see Note 1)	14 October 2020

Mortgage Loan Agreement (see Note 1)	14 October 2020

Allocated Loan Amount Schedule (Lineage - ICE5 - ALAs 10.14.2020.xlsx)	14 October 2020

Deposit Account Control Agreement (see Note 1)	14 October 2020

Cash Management Agreement (see Note 1)	14 October 2020

Guaranty Agreement (see Note 1)	14 October 2020

Environmental Indemnity Agreement (see Note 1)	14 October 2020

Property Source Documents

Source Document Title	Source Document Date

Appraisal Support File (ICE5 - Goldman Value Tape 10.14.xlsx)	14 October 2020

Appraisal Reports (see Note 1)	Various

Engineering Reports (see Note 1)	Various

Engineering Support File (ICE5 ESA PCR source doc file 10.14 v2.xlsx)	14 October 2020

Phase I Environmental Reports (see Note 1)	Various

Phase I Environmental Support File (ICE5 ESA PCR source doc file 10.14 v2.xlsx)	14 October 2020

Underwriter’s Summary Report	14 October 2020

Property Management Agreements	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Customer Support File (ICE5 Top3 Customers 10.14.20 v1.xlsx)	14 October 2020

Amended and Restated Master Lease	Various

Ground Leases & Amendments	Various

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Support File
City (see Note 1)	Appraisal Support File
State (see Note 1)	Appraisal Support File
Zip Code	Appraisal Support File
General Property Type	Appraisal Support File
Detailed Property Type (see Note 8)	Appraisal Support File
Units, Pads, Rooms, Sq Ft	Underwriter’s Summary Report
Unit Description	Underwriter’s Summary Report
Year Built	Appraisal Support File
Year Renovated	Appraisal Support File
2020 YTD Utilization (%)	Underwriter’s Summary Report
2020 YTD Utilization Period	Underwriter’s Summary Report
Refrigerated Cubic Feet	Appraisal Support File
Clear Ceiling Height Feet	Appraisal Support File
# Dock Doors	Appraisal Support File
Customer #1	Customer Support File
Customer #2	Customer Support File
Customer #3	Customer Support File
Pallet Positions	Appraisal Support File

Third Party Information:

Characteristic	Source Document(s)

Appraisal Date	Appraisal Support File
Pre-Acquisition As-Is Appraised Value ($)	Appraisal Support File
Pre-Acquisition Appraised Value with Portfolio Premium ($)	Appraisal Support File
Post-Acquisition As-Is Appraised Value ($)	Appraisal Support File
Post-Acquisition Appraised Value with Portfolio Premium ($)	Appraisal Support File
Appraiser Designation	Appraisal Support File
Engineering Report Date	Engineering Support File
Flood Zone	Engineering Support File
Environmental Phase I Report Date	Phase I Environmental Support File

Exhibit 2 to Attachment A

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2017 EGI Date	Underwriter’s Summary Report
2017 EGI	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 EGI Date	Underwriter’s Summary Report
2018 EGI	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
2019 EGI Date	Underwriter’s Summary Report
2019 EGI	Underwriter’s Summary Report
2019 Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report
Most Recent Date (if past 2019)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2019) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2019) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2019) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2019) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Mortgage Loan Agreement
Upfront Insurance Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Mortgage Loan Agreement
Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Upfront Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Upfront Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Original Balance ($)	Mortgage Loan Agreement
Allocated Loan Amount ($)	Allocated Loan Amount Schedule
Mortgage Loan Index	Mortgage Loan Agreement
Float Rate Change Frequency (Mos)	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Strike Cap	Mortgage Loan Agreement
LIBOR Cap After Extension	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options (num/mos)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Period	Mortgage Loan Agreement
First Due Date (see Note 3)	Mortgage Loan Agreement
Last IO Due Date	Mortgage Loan Agreement
Due Date	Mortgage Loan Agreement
Grace Period- Late Fee	Mortgage Loan Agreement
Grace Period- Default	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Lockbox (see Note 4)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

DSCR at Trigger Level	Mortgage Loan Agreement
Prepayment Begin Date (see Note 6)	Mortgage Loan Agreement
Prepayment End Date (see Note 7)	Mortgage Loan Agreement
Open Period Begin Date (see Note 9)	Mortgage Loan Agreement
Open Period (Payments) (see Note 10)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Prepayment Provision (see Note 3)	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Terrorism Insurance Required	Mortgage Loan Agreement
Condominium Present?	Mortgage Loan Agreement
Annual Ground Lease Payment ($)	Ground Lease & Amendments
Ground Lease Expiration Date	Ground Lease & Amendments
Ground Lease Extension (Y/N)	Ground Lease & Amendments
# of Ground Lease Extension Options	Ground Lease & Amendments
Ground Lease Expiration Date after all Extensions	Ground Lease & Amendments
Letter of Credit?	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Tenant In Common (Y/N)	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Property Manager	Property Management Agreement
Exit Fee	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

3.	The mortgage loan agreement Source Document indicates that the “Due Date” after the end of the first full interest accrual period is in December 2020. The Depositor instructed us to use 11/9/2020 for the “First Due Date” characteristic, and indicated that an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for the interest accrual period, as described in the mortgage loan agreement Source Document, that would have been applicable for such payment if a payment had been due on such date.

For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to assume that:

a.	Prepayment of the portion of the Mortgage Loan subject to a spread maintenance penalty and
b.	Prepayment of the portion of the Mortgage Loan not subject to a spread maintenance penalty would not be permitted on 11/9/2020, and that this “Due Date” is part of the lockout period.

4.	The applicable Source Document(s) contain the following language:

“((a)a.) Borrower hereby represents and warrants that each Master Lease requires the applicable Master Tenant to deposit all Rents payable to Borrower pursuant to the applicable Master Lease directly into the Cash Management Account. With respect to the Bartlett Property, Borrower hereby covenants to, upon the occurrence of a Cash Sweep Event, deliver to each Tenant at the Bartlett Property a written notice directing each such Tenant to deposit all Rents payable pursuant to the applicable Lease directly into the Cash Management Account.”

For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard / Springing (Bartlett Property Only)” based on the above language.

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

6.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the prepayment penalty period of the prepayment string and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the “Detailed Property Type” characteristic, the Depositor instructed us to use “Cold Storage” for any Property that has “<blank>” as the property type, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document.

10.	For the purpose of comparing the “Open Period (Payments)” characteristic, the Depositor instructed us to use the open period of the prepayment string and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Loan / Property Flag
Number of Properties
Mortgage Loan Seller
Property Name
Pari Passu Split (Y/N)
Administrative Fee Rate (%)
Margin
County
Appraisal Firrea (Y/N)
LIBOR Floor
LIBOR Cap Expiration
LIBOR Cap Counterparty
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)
Origination Date
First P&I Due Date
Cross-Collateralized (Y/N)
Crossed Group
Due on Sale
Due on Encumbrance
Lockout Period
Lockout Expiration Date
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
B Note Original Amount
B Note Cut-off Date Balance
B Note Balloon Balance
B Note Margin
B Note Interest Rate
B Note Annual Payment
Whole Loan Original Balance
Whole Loan Cut-off Date Balance
Whole Loan Balloon Balance
Whole Loan Interest Rate
Whole Loan Margin
Whole Loan Annual Payment
Whole Loan Monthly Debt Service
Whole Loan LTV
Maturity Whole Loan LTV
Whole Loan NOI DSCR

Exhibit 3 to Attachment A

Characteristic

Whole Loan NCF DSCR
Whole Loan NOI Debt Yield
Whole Loan NCF Debt Yield
Whole Loan NOI DSCR at LIBOR Cap
Whole Loan NCF DSCR at LIBOR Cap
Name of Mezzanine Lender A
Mezzanine Debt Original Amount A
Mezzanine Debt Cut-off Date Balance A
Mezzanine Debt Interest Rate A
Mezzanine Gross Margin A
Total Loan Original Balance
Total Loan Cut-off Date Balance
Total Debt Margin
Total Loan Interest Rate
Total Loan Annual Payment
Total Loan Monthly Debt Service
Total Loan LTV
Maturity Total Debt LTV
Total Loan NOI DSCR
Total Loan NCF DSCR
Total Debt Loan NOI Debt Yield
Total Debt Loan NCF Debt Yield
Total Debt NOI DSCR at LIBOR Cap
Total Debt NCF DSCR at LIBOR Cap
Other Subordinate Debt Balance
Other Subordinate Debt Type
Earthquake Insurance Required
Environmental Insurance Required (Y/N)
Terrorism Insurance Required
Blanket Insurance Policy (Yes/No)
Lien Position
Ownership Interest
Letter of Credit Balance
Letter of Credit Description
Loan Purpose
Sponsor
Related Group
Prior Securitizations
Upfront Other Reserve
Office / Support SF
PML or SEL (%)
Seismic Report Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.